Schedule of Investments (unaudited)
April 30, 2025
iShares® Future Cloud 5G and Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Chemicals — 2.3%
DuPont de Nemours Inc.	2,511	$165,701
Communications Equipment — 13.6%
Arista Networks Inc.(a)	1,921	158,041
Ciena Corp.(a)	2,798	187,914
Juniper Networks Inc.	4,156	150,946
Lumentum Holdings Inc.(a)(b)	879	51,896
Nokia OYJ	46,853	234,226
Telefonaktiebolaget LM Ericsson, Class B	24,884	210,204
		993,227
Diversified Telecommunication Services — 8.0%
Cellnex Telecom SA(c)	5,890	238,364
China Tower Corp. Ltd., Class H(c)	111,200	161,071
HFCL Ltd.	23,597	22,184
Infrastrutture Wireless Italiane SpA(c)	9,301	111,074
NetLink NBN Trust	79,800	55,905
		588,598
Electrical Equipment — 1.9%
Vertiv Holdings Co., Class A	1,629	139,084
Electronic Equipment, Instruments & Components — 9.0%
Belden Inc.	1,083	111,668
Corning Inc.	4,327	192,032
Keysight Technologies Inc.(a)	1,224	177,970
Murata Manufacturing Co. Ltd.	12,500	178,082
		659,752
IT Services — 4.0%
Akamai Technologies Inc.(a)	1,913	154,149
Computacenter PLC	824	26,651
Kyndryl Holdings Inc.(a)	2,969	96,255
Megaport Ltd.(a)	2,237	16,457
		293,512
Media — 1.1%
EchoStar Corp., Class A(a)	3,511	78,927
Semiconductors & Semiconductor Equipment — 31.9%
Advanced Micro Devices Inc.(a)	1,575	153,326
Broadcom Inc.	1,119	215,374
Infineon Technologies AG	5,942	196,817
Intel Corp.	10,194	204,899
MACOM Technology Solutions Holdings Inc.(a)	1,470	152,512
Marvell Technology Inc.	1,843	107,576
MediaTek Inc.	5,000	212,465
Micron Technology Inc.	2,011	154,746
Nordic Semiconductor ASA(a)	4,489	45,013
Nvidia Corp.	1,471	160,221
NXP Semiconductors NV	934	172,146
Qorvo Inc.(a)	2,559	183,404
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Qualcomm Inc.	1,284	$190,623
Skyworks Solutions Inc.	2,295	147,523
SOITEC(a)	647	36,721
		2,333,366
Software — 8.9%
Datadog Inc., Class A(a)	1,313	134,136
Dynatrace Inc.(a)	3,658	171,816
Elastic NV(a)	1,175	101,285
Nutanix Inc., Class A(a)	3,171	217,848
Teradata Corp.(a)	1,220	26,230
		651,315
Specialized REITs — 9.3%
American Tower Corp.	1,031	232,398
Crown Castle Inc.	2,071	219,029
SBA Communications Corp., Class A	947	230,500
		681,927
Technology Hardware, Storage & Peripherals — 9.7%
Pure Storage Inc., Class A(a)	3,347	151,820
Seagate Technology Holdings PLC	2,127	193,621
Super Micro Computer Inc.(a)(b)	5,360	170,770
Western Digital Corp.(a)	2,994	131,317
Wiwynn Corp.	1,000	60,181
		707,709
Total Long-Term Investments — 99.7% (Cost: $7,172,689)		7,293,118
Short-Term Securities
Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	230,846	230,938
Total Short-Term Securities — 3.2% (Cost: $230,935)		230,938
Total Investments — 102.9% (Cost: $7,403,624)		7,524,056
Liabilities in Excess of Other Assets — (2.9)%		(213,051)
Net Assets — 100.0%		$7,311,005

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Future Cloud 5G and Tech ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$125,539	$105,484 (a)	$—	$(79)	$(6)	$230,938	230,846	$501 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	48	—
				$(79)	$(6)	$230,938		$549	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	1	06/20/25	$10	$(456)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$5,543,608	$1,749,510	$—	$7,293,118
Short-Term Securities
Money Market Funds	230,938	—	—	230,938
	$5,774,546	$1,749,510	$—	$7,524,056

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Future Cloud 5G and Tech ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(456)	$—	$—	$(456)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.